Acquisition Additional information (Details) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) a Well shares	Dec. 31, 2014 USD ($) MBoe MMBoe	Dec. 31, 2013 USD ($)	Aug. 17, 2015 USD ($)
Business Acquisition [Line Items]
Acquisition costs (Note 2)		$ 23	$ 0	$ 0
Loss on extinguishment of debt (Note 2)		$ (65)	$ 0	$ 0
RKI [Member]
Business Acquisition [Line Items]
Purchase Price					$ 2,750
Consideration Transferred, Equity Interests Issued and Issuable | shares		40
Payments to Acquire Businesses, Gross		$ 2,280
Acquisition debt assumed		400
Acquisition costs (Note 2)	$ 104	23
Acquisition bridge facility fees		16
Loss on extinguishment of debt (Note 2)		$ (65)
Net Acres | a		92,000
Productive Oil Wells, Number of Wells, Gross | Well		659
Working Interest		93.00%
Production, Barrels of Oil Equivalents | MBoe			18.7
Proved Developed And Undeveloped Reserves Net Equivalent | MMBoe			101.5
Crude Oil [Member] | RKI [Member]
Business Acquisition [Line Items]
Percentage of Production by product			43.00%
Percentage reserves by product			40.00%
Natural Gas Liquids | RKI [Member]
Business Acquisition [Line Items]
Percentage of Production by product			23.00%
Percentage reserves by product			25.00%
Natural Gas | RKI [Member]
Business Acquisition [Line Items]
Percentage of Production by product			34.00%
Percentage reserves by product			35.00%